Income taxes (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Effective tax rate losses in Israel		$ 2,452	$ 5,582	$ 15,765
Israeli corporate tax rate	21.00%	23.00%	24.00%	25.00%
Federal corporate tax rate			24.00%
Accumulated losses for tax purposes		$ 39,780